Stock based compensation :	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

5. Stock based compensation:

5.1 ASC 718

The Company applies the provisions of ASC 718, Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 107, in accounting for its stock based compensation. The fair value of each option and warrant granted during the year is estimated on the date of grant using the Black-Scholes option pricing model. Option valuation models require the input of subjective assumptions and these assumptions can vary over time. The weighted-average assumptions on grants made in each of the following years were:

	Year Ended December 31
	2009	2010	2011

Weighted-average expected life (years)	4.30	4.56	4.00
Expected volatility rate	63.6%	60.5%	63.6%
Expected dividend yield	-	-	-
Risk-free interest rate	2.02%	1.43%	0.83%
Forfeiture rate	-	-	-

We base our determination of expected volatility predominantly on the implied volatility of our traded options with consideration of our historical volatilities. Given the limited historical data and the grant of stock options and warrants to a limited population, the simplified method has been used to calculate the expected life.

Stock based compensation expense recognized was as follows:

(In thousands of U.S dollars except per share data)	Options			Free of charge share awards			Warrants			Total
	2009	2010	2011	2009	2010	2011	2009	2010	2011	2009	2010	2011

Research and development	1,532	400	332	668	831	897	-	-	-	2,200	1,231	1,229
Cost of goods sold	87	9	3	119	113	89	-	-	-	206	122	91
Selling, general and administrative	1,969	615	461	532	677	671	592	525	327	3,093	1,817	1,459

Total stock-based compensation expense	3,588	1,024	796	1,319	1,621	1,657	592	525	327	5,499	3,170	2,779

Effect on earnings per share
Basic	0.15	0.04	0.03	0.05	0.07	0.07	0.02	0.02	0.01	0.23	0.13	0.11

Diluted	0.15	0.04	0.03	0.05	0.07	0.07	0.02	0.02	0.01	0.23	0.13	0.11

As of December 31, 2011, the projected compensation expense related to non vested options or warrants amounted to $3,017,000 and is expected to be recognized over a weighted average period of 1.42 years.

5.2 Warrants

The summary of warrants activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price in U.S dollars [1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2009	546,667	$16.94	€12.55
Warrants granted	250,000	$6.29	€4.50
Warrants cancelled	166,167	$20.67	€16.78
Balance at December 31, 2009	630,500	$11.73	€8.24
Warrants granted	250,000	$6.97	€5.44
Warrants cancelled	130,500	$25.11	€18.62
Balance at December 31, 2010	750,000	$7.82	€5.50
Warrants granted	300,000	$5.03	€3.54
Warrants cancelled	150,000	$6.94	€4.98
Balance at December 31, 2011	900,000	$6.89	€4.85

[1] Historical exchange rate at date of grant

No warrants were exercised in 2009, 2010 and 2011.

Exercise prices and intrinsic value for warrants outstanding as of December 31, 2011 were as follows:

	Warrants Outstanding				Warrants Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 4.50	500,000	2.68	3.92	0.29	200,000	4.50	-
5.44 to to 6.57	400,000	1.45	6.01	-	400,000	6.01	-

	900,000	2.13	4.85	0.24	600,000	5.50	-

The total fair value of warrants vested during 2009 amounted to €651,000 or $908,000 (average exchange rate of the year).

The total fair value of warrants vested during 2010 amounted to €472,000 or $626,000 (average exchange rate of the year).

The total fair value of warrants vested during 2011 amounted to €257,000or $358,000 (average exchange rate of the year).

Intrinsic value represents the variance between the share price and the exercise price. As of December 31, 2011 the aggregate intrinsic value of warrants outstanding amounted to €146,000 or $203,000 (exchange rate at date of balance sheet).

5.3 Stock Options

The activity under the option plans is as follows:

	Shares Available for Grant	Options Granted and Outstanding	Weighted Average Exercise Price in U.S dollars[1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2009	375,000	2,804,990	$15.84	€12.88
Options authorized		-	-	-
Granted	(330,000)	330,000	$6.76	€4.75
Exercised	-	(20,000)	$0.99	€1.09
Forfeited		(4,000)	$25.27	€20.81
Balance at December 31, 2009	45,000	3,110,990	$14.96	€12.08
Options authorized	750,000	-	-	-
Granted	(305,000)	305,000	$6.91	€5.21
Exercised	-	(63,000)	$4.01	€5.75
Forfeited	(15,000)	(254,500)	$8.51	€7.65
Balance at December 31, 2010	475,000	3,098,490	$14.69	€11.71
Options authorized		-	-	-
Granted	(200,000)	200,000	$4.39	€3.28
Exercised		(44,200)	$1.48	€1.63
Forfeited		(113,300)	$8.93	€7.49
Balance at December 31, 2011	275,000	3,140,990	$14.65	€11.66

[1] Historical exchange rate at date of grant

The total intrinsic value of options exercised during 2009 amounted to €68,000 or $99,000 (historical exchange rate at date of exercise).

The total intrinsic value of options exercised during 2010 amounted to €174,000 or $256,000 (historical exchange rate at date of exercise).

The total intrinsic value of options exercised during 2011 amounted to €111,000 or $149,000 (historical exchange rate at date of exercise).

Stock options outstanding at December 31, 2011, which expire from 2011 to 2021, had exercise prices ranging from €2.33 to € 25.39. The weighted average remaining contractual life of all options is 3.89 years. As of December 31, 2011, there were 3,140,990 outstanding options at a weighted average exercise price of €11.66, of which 2,565,990 were exercisable at a weighted average price of €13.27. Exercise prices and intrinsic value for options outstanding as of December 31, 2011 were as follows:

	Stock Options Outstanding				Stock Options Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 3.28	395,000	4.88	2.81	1.22	195,000	2.33	1.70
4.03 to 5.44	869,000	6.50	4.78	-	494,000	4.57	-
6.40 to 12.02	178,500	2.62	11.20	-	178,500	11.20	-
12.86 to 16.23	1,105,990	3.62	14.44	-	1,105,990	14.44	-
19.2 to 25.39	592,500	3.47	22.56	-	592,500	22.56	-

	3,140,990	3.89	11.66	0.15	2,565,990	13.27	0.13

The total fair value of options vested during 2009 amounted to €3,197,000 or $4,454,000 (average exchange rate of the year).

The total fair value of options vested during 2010 amounted to €1,424,000 or $1,889,000 (average exchange rate of the year).

The total fair value of options vested during 2011 amounted to €473,000 or $659,000 (average exchange rate of the year).

The aggregate intrinsic value of options outstanding amounted to €480,000 or $621,000. The aggregate intrinsic value of options exercisable amounted to €331,000 or $428,000 (exchange rate at date of balance sheet).

5.4 Free share award

The activity under the free share award plans is as follows:

	Free of Charge Share Award Available for Grant	Free of Charge Share Award Granted and Outstanding	Weighted Average Fair Value at grant date in U.S dollars[1]	Weighted Average Fair Value at grant date in Euros
Balance at January 1, 2009	127,550	373,700	$6.76	€4.85
Options authorized	200,000
Granted	(320,000)	320,000	$7.27	€4.98
Exercised		(117,250)	$8.54	€5.80
Forfeited	3,100	(3,100)	$6.75	€4.86
Balance at December 31, 2009	10,650	573,350	$6.68	€4.73
Options authorized	200,000
Granted	(230,000)	230,000	$7.01	€5.29
Exercised		(240,050)	$5.91	€4.39
Forfeited	37,500	(37,500)	$5.93	€4.39
Cancelled	3,300	(3,300)	$5.17	€4.03
Balance at December 31, 2010	18,150	522,500	$7.25	€5.16
Options authorized	200,000
Granted	(200,000)	200,000	$4.39	€3.28
Exercised		(272,400)	$7.47	€5.07
Forfeited	8,450	(8,450)	$7.22	€5.18
Cancelled	1,000	(1,000)	$7.45	€5.06
Balance at December 31, 2011	26,600	440,650	$5.81	€4.36

[1] Historical exchange rate at date of grant

As of December 31, 2009 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €2,710,000 or $3,830,000 (historical exchange rate at date of grant).

As of December 31, 2010 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €2,697,000 or $3,745,000 (historical exchange rate at date of grant).

As of December 31, 2011 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €1,774,000 or $2,296,000 (historical exchange rate at date of grant).